Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2025	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023
Current assets:
Cash and cash equivalents	$ 8,589	$ 9,136		$ 8,608
Other current assets	389	473		783
Total current assets	8,978	9,609		9,391
Long-term assets:
Fixed assets, net	19	21		16
Deferred offering costs	0	176		0
Total long-term assets	19	197		16
Total Assets	8,997	9,806		9,407
Current liabilities:
Accounts payable	815	676		492
Accrued expenses	1,150	1,031		285
Total current liabilities	1,965	1,707		777
Total Liabilities	1,965	1,707		1,779
Commitments and contingencies (Note 5)
Stockholders' equity:
Preferred stock, $0.001 par value, 10,000,000 shares authorized, no shares issued and outstanding as of March 31, 2025 and March 31, 2024, respectively.	0	0		0
Common stock, $0.001 par value, 500,000,000 shares authorized, 2,497,033 and 942,575 shares issued and outstanding as of March 31, 2025 and March 31, 2024, respectively.	4	2		1
Additional paid-in capital	60,744	58,476		46,596
Accumulated deficit	(53,716)	(50,379)		(38,969)
Total Stockholders' Equity	7,032	8,099	$ 5,289	7,628	$ 644
Total Liabilities and Stockholders' Equity	$ 8,997	$ 9,806		$ 9,407